Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 1,769,663	$ 3,308,616	$ 3,179,299	$ 3,127,091
Loss	0	(347)	0
Property, plant and equipment including right-of-use assets	1,769,663	3,308,616	3,179,299	3,127,091
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	1,206,636	341,214	51,344
Gain	372,444	96,161	15,068
Loss	0	(347)	0
VLCC Newton
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			35,370
Gain			1,163
Loss			0
Filikon
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			15,974
Gain			9,404
Loss			0
Sandra
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		47,520
Gain		221
Loss		0
Sara
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		47,520
Gain		1,507
Loss		0
Sonia
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		50,490
Gain		0
Loss		(347)
Simone
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		50,490
Gain		420
Loss		0
Cap Leone
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		19,924
Gain		10,843
Loss		0
Cap Pierre
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		19,058
Gain		7,521
Loss		0
Cap Philippe
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		32,046
Gain		12,881
Loss		0
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		40,013
Gain		34,713
Loss		0
Cap Guillaume
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		34,153
Gain		14,556
Loss		0
Other
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		0	0
Gain		13,500	4,500
Loss		0	0
Cap Charles
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	40,523
Gain	22,064
Loss	0
Nautica
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	53,900
Gain	27,053
Loss	0
Alex
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	86,397
Gain	24,182
Loss	0
Ardeche
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	90,410
Gain	32,065
Loss	0
Drenec
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	86,327
Gain	30,048
Loss	0
Heron
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	89,130
Gain	30,887
Loss	0
Arafura
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	87,077
Gain	30,404
Loss	0
Amundsen
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	90,670
Gain	30,663
Loss	0
Diodorus
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	113,100
Gain	29,189
Loss	0
Dickens
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	113,397
Gain	29,863
Loss	0
Dalis
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	107,930
Gain	23,535
Loss	0
Cassius
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	123,500
Gain	31,865
Loss	0
VLCC Clovis
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	124,277
Gain	30,625
Loss	0
Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	3,433,409	5,315,120	5,115,573	4,934,443
Property, plant and equipment including right-of-use assets	3,433,409	5,315,120	5,115,573	$ 4,934,443
Book Value | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	834,192	258,899	39,523
Property, plant and equipment including right-of-use assets	834,192	258,899	39,523
Book Value | VLCC Newton
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			32,953
Property, plant and equipment including right-of-use assets			32,953
Book Value | Filikon
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			6,570
Property, plant and equipment including right-of-use assets			6,570
Book Value | Sandra
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		47,299
Property, plant and equipment including right-of-use assets		47,299
Book Value | Sara
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		46,013
Property, plant and equipment including right-of-use assets		46,013
Book Value | Sonia
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		50,837
Property, plant and equipment including right-of-use assets		50,837
Book Value | Simone
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		50,070
Property, plant and equipment including right-of-use assets		50,070
Book Value | Cap Leone
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		9,081
Property, plant and equipment including right-of-use assets		9,081
Book Value | Cap Pierre
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		11,537
Property, plant and equipment including right-of-use assets		11,537
Book Value | Cap Philippe
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		19,165
Property, plant and equipment including right-of-use assets		19,165
Book Value | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		5,300
Property, plant and equipment including right-of-use assets		5,300
Book Value | Cap Guillaume
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		19,597
Property, plant and equipment including right-of-use assets		19,597
Book Value | Other
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		0	0
Property, plant and equipment including right-of-use assets		$ 0	$ 0
Book Value | Cap Charles
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	18,459
Property, plant and equipment including right-of-use assets	18,459
Book Value | Nautica
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	26,847
Property, plant and equipment including right-of-use assets	26,847
Book Value | Alex
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	62,214
Property, plant and equipment including right-of-use assets	62,214
Book Value | Ardeche
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	58,345
Property, plant and equipment including right-of-use assets	58,345
Book Value | Drenec
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	56,279
Property, plant and equipment including right-of-use assets	56,279
Book Value | Heron
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	58,243
Property, plant and equipment including right-of-use assets	58,243
Book Value | Arafura
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	56,673
Property, plant and equipment including right-of-use assets	56,673
Book Value | Amundsen
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	60,007
Property, plant and equipment including right-of-use assets	60,007
Book Value | Diodorus
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	83,911
Property, plant and equipment including right-of-use assets	83,911
Book Value | Dickens
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	83,534
Property, plant and equipment including right-of-use assets	83,534
Book Value | Dalis
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	84,395
Property, plant and equipment including right-of-use assets	84,395
Book Value | Cassius
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	91,635
Property, plant and equipment including right-of-use assets	91,635
Book Value | VLCC Clovis
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	93,651
Property, plant and equipment including right-of-use assets	$ 93,651